Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
INITIAL PUBLIC OFFERING

NOTE 3. INITIAL PUBLIC OFFERING

On October 21, 2021, the Company consummated its Initial Public Offering of 10,000,000 Units at $10.00 per Unit, generating gross proceeds of $100,000,000. Simultaneously, the underwriters exercised over-allotments, purchasing 1,500,000 additional Units, generating gross proceeds of $15,000,000.

Each Unit consists of one share of Class A Common Stock, one-half of one Public Warrant, and one Public Right. Each Public Warrant entitles the holder to purchase one share of Class A Common Stock at an exercise price of $11.50 per share (see Note 7). Each Public Right entitles the holder to receive one-tenth of one share of Class A Common Stock upon completion of a Business Combination (see Note 8).

The Company incurred offering costs related to the Initial Public Offering of $6,061,368, of which $1,437,500 was for underwriting fees, $3,737,500 was for deferred underwriting commissions, and $886,368 was for other offering costs.

NOTE 3. INITIAL PUBLIC OFFERING

On October 21, 2021, the Company consummated its Initial Public Offering of 10,000,000 Units at $10.00 per Unit, generating gross proceeds of $100,000,000. Simultaneously, the underwriters exercised over-allotments, purchasing 1,500,000 additional Units, generating gross proceeds of $15,000,000.

Each Unit consists of one share of Class A Common Stock, one-half of one Public Warrant, and one Public Right. Each Public Warrant entitles the holder to purchase one share of Class A Common Stock at an exercise price of $11.50 per share (see Note 7). Each Public Right entitles the holder to receive one-tenth of one share of Class A Common Stock upon completion of a Business Combination (see Note 8).

The Company incurred offering costs related to the Initial Public Offering of $6,061,368, of which $1,437,500 was for underwriting fees, $3,737,500 was for deferred underwriting commissions, and $886,368 was for other offering costs.